U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

 1.  Name and address of issuer:

         Asia House Funds
         1007 Church Street
         Suite 307B
         Evanston, IL  60201


 2.  Name of each series or class of funds for which this notice is filed:

         Far East Growth Fund
         ASEAN Growth Fund


 3.  Investment Company Act File Number:  811-8070

     Securities Act File Number:    33-70046

 4.  Last day of fiscal year for which this notice is filed: December 31, 1995


 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         NONE


 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         NONE

 9.  Number and aggregate sale price of securities sold during the fiscal year:

         Number of shares:  24,834  Aggregate sale price: $220,372


 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number of shares: 24,834   Aggregate sale price: $220,372


 11. Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

         Number of shares: 7,873            Aggregate sale price: $68,554


12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                        $ 220,372

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):              +  68,554

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                      - 288,926

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                       +    N/A

     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                                   0

     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                                x    N/A

    (vii)   Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                    $      0


INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                                   SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

         By (Signature and Title)*  /s/ John F. Vail

                                  John F. Vail
                                  President

         Date:  February 20, 1996

 *Please print the name and title of the signing officer below the signature.